J.P. MORGAN INCOME FUNDS

JPMorgan Floating Rate Income Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated January 3, 2019

to the Summary Prospectuses, Prospectuses and

Statements of Additional Information

dated December 29, 2018, as supplemented

Effective immediately, Chad A. Engelbert will no longer serve as a portfolio manager for the JPMorgan Floating Rate Income Fund (the “Fund”) and Alexander Sammarco will be added to the portfolio management team.

Effective immediately, the portfolio manager information in the “Risk/Return Summary — Management” section of each Summary Prospectus and Prospectus is hereby deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
William J. Morgan	2011	Managing Director
James P. Shanahan, Jr.	2011	Managing Director
Alexander Sammarco	2019	Executive Director

In addition, effective immediately, the “The Fund’s Management and Administration — The Portfolio Managers” section of each Prospectus is hereby deleted in its entirety and replaced by the following:

The Portfolio Managers

The Fund’s portfolio management approach is team-based. The Fund’s portfolio management team is comprised of William J. Morgan, Managing Director, James P. Shanahan, Jr., Managing Director, and Alexander Sammarco, Executive Director. Mr. Morgan is a co-head of a JPMIM high yield team and a portfolio manager responsible for high yield and bank loan accounts. An employee of JPMIM or predecessor firms since 1998, Mr. Morgan has worked in the high yield investment industry since 1982 and has been a portfolio manager of the Fund since its inception. An employee of JPMIM or predecessor firms since 1998, Mr. Shanahan is also co-head of the high yield team and also a portfolio manager for high yield and bank loan accounts. Mr. Shanahan has served as a portfolio manager of the Fund since its inception. An employee of JPMIM since 2013 and a portfolio manager of the Fund since 2019, Mr. Sammarco currently serves as a portfolio manager for JPMIM’s Cincinnati High Yield team.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities.

Effective immediately, the “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” section of each SAI is hereby deleted in its entirety and replaced with the following:

SUP-FRI-PM-119

Portfolio Managers’ Other Accounts Managed*

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of August 31, 2018:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
JPMorgan Floating Rate Income Fund
William J. Morgan	21	$15,620,673	26	$11,317,680	10	$419,525
James P. Shanahan, Jr.	26	16,412,965	24	11,444,200	18	1,325,321
Alexander Sammarco[1]	5	91,848	13	632,709	5	25,124

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of August 31, 2018:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
JPMorgan Floating Rate Income Fund
William J. Morgan	0	$0	0	$0	0	$0
James P. Shanahan, Jr.	0	0	0	0	1	315,171
Alexander Sammarco[1]	0	0	0	0	0	0

[1]	As of 11/30/18.
*	The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.

In addition, effective immediately, the “Portfolio Managers — Portfolio Managers’ Ownership of Securities” section of each SAI is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Ownership of Securities

The following table indicates for each Fund the dollar range of securities of each Fund beneficially owned by each portfolio manager, as of August 31, 2018:

Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
JPMorgan Floating Rate Income Fund
William J. Morgan							X
James P. Shanahan, Jr.							X
Alexander Sammarco*			X

*	As of 11/30/18.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY

PROSPECTUSES, PROSPECTUSES AND THE STATEMENTS

OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE